SHARE-BASED AWARDS (Schedule of Stock Options) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Outstanding, beginning balance	2,657,946
Lapsed	(2,657,946)
Outstanding, ending balance	0	2,657,946
Exercisable	0
Weighted Average Exercise Price
Outstanding, beginning balance	$ 2.04
Lapsed	2.04
Outstanding, ending balance	0	$ 2.04
Exercisable	0
Weighted Average Grant-date Fair Value
Outstanding, beginning balance	0.65
Lapsed	0.65
Outstanding, ending balance	0	$ 0.65
Exercisable	$ 0
Weighted Average Remaining Contractual Term (Years)
Outstanding	0 years	1 year 1 month 17 days
Lapsed	0 years
Exercisable	0 years
Aggregate Intrinsic Value
Outstanding at Beginning of the period	$ 0
Exercisable	0
Outstanding at Ending of the period	$ 0	$ 0